Statement of comprehensive income, profit or loss, by function of expense (Statement) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Interest income		€ 28,468	€ 30,680
Interest revenue calculated using effective interest method		25,731	27,328
Other interest income		2,737	3,352
Interest expense		(15,861)	(17,687)
Interest income (expense)		12,607	12,993
Dividend income		76	76
Share of profit (loss) of associates and joint ventures accounted for using equity method		30	20
Fee and commission income		6,514	6,149
Fee and commission expense		2,503	2,307
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net		193	128
Gains Losses On Derecognition Of Financial Assets At Amortized Cost		30	9
Gains Losses On Derecognition Of Other Financial Assets And Liabilities		163	119
Gains or losses on financial instruments held for trading net		1,151	991
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Held For Trading		0	0
Reclassification Of Financial Assets From Amortized Cost To Held For Trading		0	0
Reclassification Of Other Gains Losses To Held For Trading		1,151	991
Gains (losses) on financial assets not designated as held for sale through profit or loss, mandatorily measured at fair value		188	53
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		0	0
Reclassification Of Financial Assets From Amortized Cost To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		0	0
Reclassification Of Other Gains Losses To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		188	53
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net		29	219
Gain (loss) on hedge ineffectiveness recognised in profit or loss		(7)	98
Foreign exchange gain (loss)		(123)	398
Miscellaneous other operating income		351	310
Miscellaneous other operating expense		(1,228)	(2,415)
Income from insurance and reinsurance contracts		1,866	1,800
Expense from insurance and reinsurance contracts		(1,109)	(1,066)
Gross profit		18,034	17,446
Administrative expenses		(6,038)	(6,100)
Employee benefits expense		(3,693)	(3,633)
Other expense, by function		(2,345)	(2,467)
Depreciation and amortisation expense		(749)	(759)
Provisions or reversal of provisions		(133)	(38)
Impairment loss on financial assets		(2,761)	(2,839)
Gains (losses) on financial assets at amortised cost		(2,794)	(2,781)
Impairment loss on financial assets at fair value through other comprehensive income		33	(59)
Profit (loss) from operating activities		8,353	7,708
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates		32	52
Impairment or reversal of impairment on non financial assets		(5)	30
Reversal of impairment loss recognised in profit or loss, property, plant and equipment including right-of-use assets		0	45
Impairment loss recognised in profit or loss, intangible assets other than goodwill		(4)	(11)
Impairment or reversal of impairment on other non financial assets		0	(5)
Gains(losses) on derecognized of non financial assets and subsidiaries net		7	(1)
Negative goodwill recognised in profit and loss		0	0
Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations		37	(10)
Profit (loss) before tax		8,424	7,780
Tax expense (income)		(2,626)	(2,525)
Profit (loss) from continuing operations		5,798	5,255
Profit (loss) from discontinued operations		0	0
Profit (loss)		5,798	5,255
Profit (loss), attributable to non-controlling interests		351	261
Profit (loss), attributable to owners of parent	[1]	€ 5,447	€ 4,994
Basic earnings (loss) per share		€ 0.91	€ 0.83
Basic earnings (loss) per share from continuing operations		0.91	0.83
Diluted earnings (loss) per share from continuing operations		0.91	0.83
Basic earnings (loss) per share from discontinued operations		0	0
Diluted earnings (loss) per share from discontinued operations		€ 0	€ 0

[1]
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2024 have been revised, which has not affected the consolidated financial information of the Group.